OBLIGATION UNDER OPERATING LEASES (Details Textual) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Operating Leased Assets [Line Items]
Operating Leases, Rent Expense	$ 40,591	$ 38,002	$ 118,709	$ 114,006	$ 150,104	$ 155,119
Agriculture Land [Member]
Operating Leased Assets [Line Items]
Area of Land	2,178		2,178		2,178
Operating Leases Rent Periodic Payment			634		512
Operating Leases Rent Frequency Of Periodic Payment			monthly		monthly
Lease Expiration Date			Mar. 31, 2017		Mar. 31, 2014
Office Space One [Member]
Operating Leased Assets [Line Items]
Area of Land	5,081		5,081		5,081
Operating Leases Rent Periodic Payment			12,733		11,838
Operating Leases Rent Frequency Of Periodic Payment			monthly
Lease Expiration Date			Jul. 08, 2016		Jul. 08, 2014
Office Space Two [Member]
Operating Leased Assets [Line Items]
Operating Leases Rent Frequency Of Periodic Payment					monthly
Staff Quarter One [Member]
Operating Leased Assets [Line Items]
Area of Land					1,555
Operating Leases Rent Periodic Payment					159
Operating Leases Rent Frequency Of Periodic Payment					monthly
Staff Quarter One [Member] | Minimum [Member]
Operating Leased Assets [Line Items]
Lease Expiration Date					Jan. 23, 2013
Staff Quarter One [Member] | Maximum [Member]
Operating Leased Assets [Line Items]
Lease Expiration Date					May 01, 2014
Staff Quarter Two [Member]
Operating Leased Assets [Line Items]
Area of Land					1,555
Operating Leases Rent Periodic Payment					159
Operating Leases Rent Frequency Of Periodic Payment					monthly
Staff Quarter Two [Member] | Minimum [Member]
Operating Leased Assets [Line Items]
Lease Expiration Date					Jan. 23, 2013
Staff Quarter Two [Member] | Maximum [Member]
Operating Leased Assets [Line Items]
Lease Expiration Date					May 01, 2014
Staff Quarters [Member]
Operating Leased Assets [Line Items]
Area of Land	1,555		1,555
Operating Leases Rent Periodic Payment			$ 163
Operating Leases Rent Frequency Of Periodic Payment			monthly
Lease Expiration Date			May 01, 2016